Equity (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of Number of Ordinary Shares Upon Exercise	All Company warrants are classified as a component of shareholders’ equity because such warrants are free standing financial instruments that are legally detachable, separately exercisable,
	Number of Warrants	Weighted average exercise price
Outstanding January 1, 2023	202,251	$23.31
Outstanding and exercisable June 30, 2023	202,251	$23.31

Schedule of Changes in Exercisable Ordinary Shares Warrants	Composed of the following
Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date
22,750	$10	February 26, 2020	February 24, 2025
160,727	$25	February 12, 2021	February 9, 2026
18,774	$25	February 17, 2021	February 9, 2026
202,251